Short-Term Investments	12 Months Ended
Dec. 31, 2022
Short-Term Investments [Abstract]
Short-Term Investments
3.	SHORT-TERM INVESTMENTS

	As of December 31,
	2021	2022
	RMB	RMB
Variable-rate financial instruments	—	300,240

	—	300,240

Short-term investments include wealth management products with a variable interest rate indexed to performance of underlying assets, which are with an original maturity of less than 12 months. The Group accounted for it at fair value and recognized a gain of RMB240 resulting from changes in fair value for the year ended December 31, 2022.